Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Summary of Company's equity and redeemable noncontrolling interests

The redeemable noncontrolling interests in Operating Partnership for the three years ended December 31 are as follows (amounts in thousands):

Redeemable noncontrolling interests
Balance, December 31, 2009	$9,585
Net loss	(230)
Changes in ownership, net	7,375
Distributions to owners	(631)
Other comprehensive income	23

Balance, December 31, 2010	16,122
Net (loss) income	(703)
Changes in ownership, net	26,554
Distributions to owners	(1,726)
Other comprehensive loss	(266)

Balance, December 31, 2011	$39,981

Property owned under consolidated joint ventures

At December 31, 2011, the Company’s consolidated joint ventures owned the following properties:

Property	Acquired	Reporting Segment	First Potomac Controlling Interest	Square Footage
1005 First Street, NE	August 2011	Washington, D.C.	97%	30,414	(1)
Redland Corporate Center II & III	November 2010	Maryland	97%	348,266

(1)

The site is currently occupied by Greyhound Bus Lines, Inc., which has announced its intention to relocate. Upon the tenant leaving, the Company intends on re-developing the site, which can accommodate up to 712,000 square feet of office space.